CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (5,523,000)	$ (13,172,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense		13,791,000	7,362,000
Change in fair value of contingent consideration		(211,000)
Change in fair value of embedded derivative			306,000
Change in fair value of warrant liabilities		(39,215,000)
Loss on extinguishment of debt		13,225,000
Amortization of debt issuance costs		8,540,000	1,089,000
Equity-based compensation		3,239,000	112,000
Paid in kind interest expense			1,188,000
Interest earned on marketable securities held in Trust Account		(2,000)	(159,000)
Changes in operating assets and liabilities:
Accounts receivable, net		(54,973,000)	(17,806,000)
Inventory		(254,000)	(273,000)
Other assets		(5,925,000)	(20,000)
Prepaid expenses and other current assets		(16,790,000)	(268,000)
Accounts payable and accrued expenses (Related parties comprised $123 and $(52) as of June 30, 2021 and 2020, respectively)		23,407,000	9,033,000
Deferred rent (Related parties comprised $115 as of June 30, 2021)		1,757,000	564,000
Deferred revenue (Related parties comprised $671 as of June 30, 2021)		671,000
Other liabilities (Related parties comprised $456 as of June 30, 2021)		1,681,000	(1,258,000)
Net cash used in operating activities		(56,580,000)	(13,143,000)
Cash Flows from Investing Activities:
Purchase of property and equipment (Related parties comprised $2,864 and $1,025 as of June 30, 2021 and 2020, respectively)		(7,730,000)	(3,971,000)
Acquisitions of subsidiaries including non-compete intangibles, net of cash acquired		(617,576,000)	(205,325,000)
Payments to sellers		(23,963,000)	(36,628,000)
Advances to related parties			(2,000)
Net cash used in investing activities		(649,269,000)	(245,926,000)
Cash Flows from Financing Activities:
Contributions from member			101,906,000
Business combination and PIPE financing		935,362,000
Interest accrued due to sellers		957,000
Payments of long-term debt		(402,572,000)	(338,000)
Debt issuance costs		(11,274,000)	(11,356,000)
Proceeds from long-term debt		295,000,000	150,000,000
Proceeds from delayed draw term loan		175,000,000
Repayments of delayed draw term loan		(2,350,000)
Proceeds from revolving credit facility			9,700,000
Repayments of revolving credit facility			(9,700,000)
Proceeds from insurance financing arrangements		4,355,000	2,599,000
Payments of principal on insurance financing arrangements		(2,941,000)	(1,567,000)
Repayments of equipment loans		(154,000)	(187,000)
Repayments of capital lease obligations		(64,000)	(464,000)
Net cash provided by financing activities		991,319,000	240,593,000
Net increase (decrease) in cash, cash equivalents and restricted cash		285,470,000	(18,476,000)
Cash, cash equivalents and restricted cash at beginning of year		33,807,000	29,192,000	$ 29,192,000
Cash, cash equivalents and restricted cash at end of period	$ 29,192,000	319,277,000	10,716,000	33,807,000
Supplemental cash flow information:
Interest paid		(11,925,000)	(8,294,000)
Non-cash investing and financing activities:
Issuance of securities by Cano Health, Inc. in connection with acquisitions		60,000,000
Issuance of securities in PCIH in connection with acquisitions			34,300,000
Contingent Consideration In Connection With Acquisitions		9,600,000
Due to sellers in connection with acquisitions		295,000	16,288,000
Humana Affiliate Provider clinic leasehold improvements		2,864,000	1,025,000
Capital lease obligations entered into for property and equipment		52,000	482,000
Equipment loan obligations entered into for property and equipment		183,000	103,000
Issuance of security in exchange for balance due to sellers			2,158,000
Jaws Acquisition Corp [Member]
Cash Flows from Operating Activities:
Net loss	(5,288)			(28,879,692)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities				23,473,333
Formation cost paid through promissory note—related party				3,413
Interest earned on marketable securities held in Trust Account				(306,930)
Transaction costs			2,536,382	2,536,382
Changes in operating assets and liabilities:
Changes in fair value warrant liability				23,473,333
Prepaid expenses				(160,693)
Accrued expenses	5,288			2,180,406
Net cash used in operating activities				(1,153,781)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(690,000,000)
Net cash used in investing activities				(690,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				677,100,000
Proceeds from sale of Private Placement Warrants				15,800,000
Repayment of promissory note — related party				(274,059)
Payments of offering costs				(435,036)
Net cash provided by financing activities				692,190,905
Net Change in Cash				1,037,124
Cash, cash equivalents and restricted cash at beginning of year		$ 1,037,124
Cash, cash equivalents and restricted cash at end of period				1,037,124
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption				595,991,034
Change in value of Class A ordinary shares subject to possible redemption				(26,329,893)
Deferred underwriting fee payable				24,150,000
Initial classification of warrant liabilities				67,066,666
Offering costs included in accrued offering costs	45,568
Payment of offering costs through promissory note — related party				238,558
Payment of prepaid expenses through promissory note — related party				26,800
Offering cost paid directly by Sponsor from proceeds of issuance of Class B ordinary shares				25,000
Payment of accrued expenses through promissory note — related party				$ 5,288